Business and Basis of Presentation (Unearned Revenue Reserves) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance	$ 827,478	$ 703,968		$ 642,514
Unwinding amounts related to unrealized investment gains and losses and other activity		(39,475)		8,089
Less: Reinsurance recoverable	793,577	666,813
Balance after transition, net of reinsurance recoverable	$ 33,901	$ 37,155
Variable / Universal Life | Policyholder Contract Deposit
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance			$ 186,583
Less: Reinsurance recoverable			45,019
Balance after transition, net of reinsurance recoverable			141,564
Variable / Universal Life | As Previously Reported | Policyholder Contract Deposit
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance				$ 94,480
Variable / Universal Life | Changes in benefit reserves | Policyholder Contract Deposit
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Unwinding amounts related to unrealized investment gains and losses and other activity			$ 92,103